Intangible Assets - Future Intangible Asset Amortization Expense (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 460,711
2024	339,940
2025	223,674
2026	209,681
2027	198,300
Finite lived intangible assets, amortization expense, net, total	$ 1,432,306